Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
6.	Leases

Right-of-use assets

The Group entered into a tenancy arrangement with Housing Development Board to renew the tenancy of the Premises for a term of 3 years, commencing from July 1, 2021 at monthly rental USD 2,250. The lease ended on June 30, 2024 and was renewed for a term of 3 years, commencing from July 1, 2024, at monthly rental of USD 2,250 (refer to note 26). During the financial year ended December 31, 2023, the Group also entered into a tenancy arrangement with Faith Global Pte Ltd to renew a tenancy of an office premise for a term of 2.5 years, commencing from July 1, 2023. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Group purchased security equipment at cost amounting to USD 166,227 (2023: USD 109,814) by finance lease arrangements amounting to USD 130,324 (2023: USD 78,871) at interest rate of 2.99% (2023: 3.48%) repayable by 60 monthly instalments during years ended December 31, 2024 and 2023, respectively.

The carrying amounts of right-of-use assets are as below:

	Office premise	Security equipment	Total
	USD	USD	USD
At December 31, 2022	29,123	-	29,123
Addition	86,900	109,814	196,714
Depreciation expense	(36,566)	(11,568)	(48,134)
Foreign currency translation	(75)	(199)	(274)
At December 31, 2023	79,382	98,047	177,429
Addition	57,528	166,227	223,755
Depreciation expense	(53,743)	(20,919)	(74,662)
Foreign currency translation	(1,535)	(2,655)	(4,190)
At December 31, 2024	81,632	240,700	322,332
	Operating Lease	Finance Lease	Total
	USD	USD	USD
Lease liabilities
At December 31, 2022	29,615	-	29,615
Foreign currency translation	583	60	643
Addition during the year	86,901	78,871	165,772
Lease payments	(37,161	(13,889)	(51,050)
Accretion of interest	1,359	3,564	4,923
At December 31, 2023	81,297	68,606	149,903
Foreign currency translation	(2,524)	(2,200)	(4,724)
Addition during the year	57,528	130,324	187,852
Lease payments	(55,135)	(25,446)	(80,581)
Accretion of interest	1,901	5,811	7,712
At December 31, 2024	83,067	177,095	260,162

	December 31, 2024	December 31, 2023
	USD	USD
Represented by:
Current liabilities	89,438	59,821
Non-current liabilities	170,724	90,082
	260,162	149,903

Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate. The weighted average incremental borrowing rate applied to new leases during year 2024 and 2023 were 2.25%.

The following table summarizes the maturity of lease liabilities:

Year ended December 31, 2024	Within 1 year	1 to 5 years	>5 years	Total
Undiscounted lease liabilities	103,063	182,499	-	285,562
Interest expense	(13,625)	(11,775)	-	(25,400)
	89,438	170,724	-	260,162

Year ended December 31, 2023	Within 1 year	1 to 5 years	>5 years	Total
Undiscounted lease liabilities	65,160	96,588	-	161,748
Interest expense	(5,339)	(6,506)	-	(11,845)
	59,821	90,082	-	149,903